Shareholder Report, Line Graph (Details) 198101_Roundhill Video Games ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 03, 2019	Dec. 31, 2025
Roundhill Video Games ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Roundhill Video Games ETF NAV
Accumulated Value	$ 14,076	$ 10,923	$ 9,637	$ 17,053	$ 20,527	$ 10,811	$ 10,000	$ 17,239
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 18,674	$ 15,995	$ 13,096	$ 16,036	$ 13,570	$ 11,600	$ 10,000	$ 22,879